GOODWILL (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Goodwill	$ 960	$ 944
Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,928	3,912	$ 16,004
Gross carrying amount [member] | Parcel Service [Member]
Statement1 [Line Items]
Goodwill	235	244
Island Trading and Shipping [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	3,089	3,064
Unicorn Tankers International [Member] | Gross carrying amount [member]
Statement1 [Line Items]
Goodwill	$ 604	$ 604